Investment Objectives and Goals - REX AI EQUITY PREMIUM INCOME ETF	Sep. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY –REX AI EQUITY PREMIUM INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	REX AI Equity Premium Income ETF’s (the “Fund”) investment objectives are capital appreciation and current income.